UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22542

SSGA ACTIVE TRUST

(Exact name of registrant as specified in charter)

One Congress Street, Boston, Massachusetts 02114

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Congress Street

Boston, Massachusetts 02114

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Report to Stockholders.

(a)	The Reports to Shareholders are attached herewith.

State Street® US Equity Premium Income ETF

SPIN

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street® US Equity Premium Income ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® US Equity Premium Income ETF	$13	0.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$46,018,353
  Number of Portfolio Holdings102
  Portfolio Turnover Rate18%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	22.0%
Interactive Media & Services	9.6%
Software	7.8%
Technology Hardware, Storage & Peripherals	6.2%
Broadline Retail	4.7%
Banks	4.3%
Pharmaceuticals	4.2%
Financial Services	3.6%
Machinery	2.9%
Capital Markets	2.8%

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	9.3%
Alphabet, Inc., Class A	6.0%
Microsoft Corp.	5.6%
Apple, Inc.	5.6%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	3.5%
Advanced Micro Devices, Inc.	3.1%
Meta Platforms, Inc., Class A	2.7%
Applied Materials, Inc.	2.6%
JPMorgan Chase & Co.	2.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SPIN

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committees of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a) Schedules of Investments are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Semi-Annual Financial Statements and Other Information
June 30, 2026
SSGA Active Trust
State Street US Equity Premium Income ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited) (N-CSR Item 6)
State Street US Equity Premium Income ETF (SPIN)	1
Financial Statements (Unaudited) (N-CSR Item 7)	4
Financial Highlights (Unaudited) (N-CSR Item 7)	7
Notes to Financial Statements (Unaudited) (N-CSR Item 7)	8
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11)	13
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

[This Page Intentionally Left Blank]

STATE STREET US EQUITY PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.8%
RTX Corp.	1,980	$375,665
AUTOMOBILES — 1.1%
General Motors Co.	3,237	249,508
Tesla, Inc. (a)	612	257,407
		506,915
BANKS — 4.3%
Bank of America Corp.	12,319	701,937
JPMorgan Chase & Co.	3,068	1,004,248
Regions Financial Corp.	8,681	262,166
		1,968,351
BEVERAGES — 0.7%
Monster Beverage Corp. (a)	2,136	205,313
PepsiCo, Inc.	983	133,098
		338,411
BIOTECHNOLOGY — 0.3%
Vertex Pharmaceuticals, Inc. (a)	287	142,562
BROADLINE RETAIL — 4.7%
Amazon.com, Inc. (a)	9,116	2,172,707
CAPITAL MARKETS — 2.8%
Intercontinental Exchange, Inc.	2,718	334,613
Robinhood Markets, Inc. Class A (a)	3,449	345,866
S&P Global, Inc.	1,553	632,475
		1,312,954
CHEMICALS — 1.4%
Ecolab, Inc.	254	70,767
International Flavors & Fragrances, Inc.	517	40,957
Linde PLC	986	511,675
		623,399
COMMERCIAL SERVICES & SUPPLIES — 1.1%
Tetra Tech, Inc.	3,897	112,584
Waste Management, Inc.	1,863	415,226
		527,810
CONSTRUCTION & ENGINEERING — 0.4%
API Group Corp. (a)	1,905	80,677
MasTec, Inc. (a)	249	103,599
		184,276
CONSTRUCTION MATERIALS — 0.7%
Martin Marietta Materials, Inc.	549	316,608
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.6%
BJ's Wholesale Club Holdings, Inc. (a)	2,810	245,088
Costco Wholesale Corp.	157	146,869
Walmart, Inc.	3,055	346,009
		737,966
ELECTRIC UTILITIES — 0.5%
NextEra Energy, Inc.	2,679	235,136
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 1.9%
Eaton Corp. PLC	782	$333,226
Emerson Electric Co.	3,704	530,227
		863,453
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.5%
Amphenol Corp. Class A	3,923	691,703
ENTERTAINMENT — 1.3%
Netflix, Inc. (a)	6,344	452,961
Walt Disney Co.	1,599	153,904
		606,865
FINANCIAL SERVICES — 3.6%
Berkshire Hathaway, Inc. Class B (a)	984	492,384
Mastercard, Inc. Class A	766	393,418
Visa, Inc. Class A	2,270	778,814
		1,664,616
FOOD PRODUCTS — 0.2%
Mondelez International, Inc. Class A	1,819	105,211
GROUND TRANSPORTATION — 1.1%
Uber Technologies, Inc. (a)	6,997	504,904
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Abbott Laboratories	2,445	221,859
Boston Scientific Corp. (a)	9,574	408,618
Cooper Cos., Inc. (a)	1,802	129,222
Dexcom, Inc. (a)	1,318	88,767
IDEXX Laboratories, Inc. (a)	195	102,656
Intuitive Surgical, Inc. (a)	406	161,458
		1,112,580
HOTELS, RESTAURANTS & LEISURE — 0.4%
McDonald's Corp.	690	186,514
HOUSEHOLD PRODUCTS — 0.6%
Procter & Gamble Co.	1,737	254,714
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Vistra Corp.	835	132,456
INSURANCE — 1.5%
American International Group, Inc.	929	69,238
Chubb Ltd.	537	182,977
Marsh & McLennan Cos., Inc.	2,009	334,840
Progressive Corp.	570	124,517
		711,572
INTERACTIVE MEDIA & SERVICES — 9.6%
Alphabet, Inc. Class A	7,735	2,764,257
Alphabet, Inc. Class C	1,157	408,803
Meta Platforms, Inc. Class A	2,227	1,254,447
		4,427,507
IT SERVICES — 0.4%
Cloudflare, Inc. Class A (a)	130	31,886
MongoDB, Inc. (a)	226	75,913

STATE STREET US EQUITY PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Snowflake, Inc. (a)	291	$74,060
		181,859
LIFE SCIENCES TOOLS & SERVICES — 1.8%
Agilent Technologies, Inc.	863	114,632
Danaher Corp.	2,269	432,199
Repligen Corp. (a)	598	81,591
Thermo Fisher Scientific, Inc.	396	198,539
		826,961
MACHINERY — 2.9%
Cummins, Inc.	278	198,272
Parker-Hannifin Corp.	619	605,456
Westinghouse Air Brake Technologies Corp.	1,951	525,990
		1,329,718
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	2,865	180,180
MULTI-UTILITIES — 1.1%
CMS Energy Corp.	1,556	119,034
Sempra	4,034	373,992
		493,026
OIL, GAS & CONSUMABLE FUELS — 2.5%
Chevron Corp.	1,824	302,346
EQT Corp.	3,068	163,126
Exxon Mobil Corp.	4,977	680,455
		1,145,927
PHARMACEUTICALS — 4.2%
AstraZeneca PLC	1,078	204,410
Eli Lilly & Co.	793	951,148
Johnson & Johnson	1,839	467,051
Merck & Co., Inc.	2,275	292,338
		1,914,947
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
CBRE Group, Inc. Class A (a)	2,296	309,248
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 22.0%
Advanced Micro Devices, Inc. (a)	2,474	1,437,171
Applied Materials, Inc.	1,672	1,208,856
Broadcom, Inc.	4,317	1,630,747
Lam Research Corp.	894	387,397
Micron Technology, Inc.	773	892,266
NVIDIA Corp.	21,340	4,269,921
Texas Instruments, Inc.	994	296,281
		10,122,639
SOFTWARE — 7.8%
Crowdstrike Holdings, Inc. Class A (a)	84	64,104
Microsoft Corp.	6,948	2,591,743
Oracle Corp.	1,308	191,687
Palantir Technologies, Inc. Class A (a)	1,215	141,754
Security Description	Shares	Value
Salesforce, Inc.	934	$146,320
ServiceNow, Inc. (a)	282	27,997
Synopsys, Inc. (a)	923	411,723
		3,575,328
SPECIALIZED REITs — 0.9%
American Tower Corp. REIT	619	101,250
Equinix, Inc. REIT	287	299,166
		400,416
SPECIALTY RETAIL — 2.0%
Home Depot, Inc.	1,874	660,922
Lowe's Cos., Inc.	184	40,570
O'Reilly Automotive, Inc. (a)	2,307	212,452
		913,944
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.2%
Apple, Inc.	8,835	2,556,496
Seagate Technology Holdings PLC	295	284,675
		2,841,171
TOBACCO — 0.5%
Philip Morris International, Inc.	1,391	251,646
TRADING COMPANIES & DISTRIBUTORS — 1.5%
United Rentals, Inc.	449	508,668
WW Grainger, Inc.	125	170,050
		678,718
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc.	439	73,633
TOTAL COMMON STOCKS (Cost $42,560,436)		45,944,216
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (b) (c) (Cost $144,256)	144,256	144,256
TOTAL INVESTMENTS — 100.2% (Cost $42,704,692)		46,088,472
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(70,119)
NET ASSETS — 100.0%		$46,018,353

(a)	Non-income producing security.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2026.

Abbreviations:
REIT	Real Estate Investment Trust

STATE STREET US EQUITY PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

The Fund had the following written options contracts at June 30, 2026:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
Call Options:
S&P 500 Index	N/A	$ 7,875	07/02/2026	(1,500)	$ (11,812,500)	$(75)	$(17,475)	$17,400
S&P 500 Index	N/A	7,590	07/10/2026	(1,500)	(11,385,000)	(27,600)	(45,545)	17,945
S&P 500 Index	N/A	7,790	07/17/2026	(1,600)	(12,464,000)	(4,960)	(16,704)	11,744
S&P 500 Index	N/A	7,650	07/24/2026	(1,500)	(11,475,000)	(53,625)	(38,835)	(14,790)
						$(86,260)	$(118,559)	$32,299
During the period ended June 30, 2026, the average value related to written call option contracts was $(201,548).
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$45,944,216	$—	$—	$45,944,216
Short-Term Investment	144,256	—	—	144,256
TOTAL INVESTMENTS	$46,088,472	$—	$—	$46,088,472
OTHER FINANCIAL INSTRUMENTS:
Written Options Contracts	$(86,260)	$—	$—	$(86,260)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(86,260)	$—	$—	$(86,260)
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	24,024	$24,024	$2,660,835	$2,540,603	$—	$—	144,256	$144,256	$2,917

SSGA ACTIVE TRUST
STATE STREET US EQUITY PREMIUM INCOME ETF
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$45,944,216
Investments in affiliated issuers, at value	144,256
Total Investments	46,088,472
Cash	1,799
Receivable for investments sold	165,362
Dividends receivable — unaffiliated issuers	48,302
Dividends receivable — affiliated issuers	278
TOTAL ASSETS	46,304,213
LIABILITIES
Deposit from Broker	16,336
Payable for investments purchased	173,884
Written options, at value	86,260
Advisory fee payable	9,380
TOTAL LIABILITIES	285,860
NET ASSETS	$46,018,353
NET ASSETS CONSIST OF:
Paid-in capital	$46,635,427
Total distributable earnings (loss)	(617,074)
NET ASSETS	$46,018,353
NET ASSET VALUE PER SHARE
Net asset value per share	$32.18
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,430,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$42,560,436
Investments in affiliated issuers	144,256
Total cost of investments	$42,704,692
Written options premium received	$118,559
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATE STREET US EQUITY PREMIUM INCOME ETF
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$242,551
Dividend income — affiliated issuers	2,917
TOTAL INVESTMENT INCOME (LOSS)	245,468
EXPENSES
Advisory fee	65,360
Trustees’ fees and expenses	174
TOTAL EXPENSES	65,534
NET INVESTMENT INCOME (LOSS)	$179,934
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(355,350)
In-kind redemptions — unaffiliated issuers	1,711,038
Written options	(2,171,175)
Net realized gain (loss)	(815,487)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	1,643,173
Written options	(14,078)
Net change in unrealized appreciation/depreciation	1,629,095
NET REALIZED AND UNREALIZED GAIN (LOSS)	813,608
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$993,542

SSGA ACTIVE TRUST
STATE STREET US EQUITY PREMIUM INCOME ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended 6/30/26 (Unaudited)	Six-Months Period Ended 12/31/25(a)	For the Period 9/5/24*- 6/30/25 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$179,934	$129,207	$57,710
Net realized gain (loss)	(815,487)	1,816,008	(319,012)
Net change in unrealized appreciation/depreciation	1,629,095	1,188,710	598,274
Net increase (decrease) in net assets resulting from operations	993,542	3,133,925	336,972
Distributions to shareholders:	(1,563,507)	(940,946)	(256,885)
Return of capital	—	—	(475,035)
Total Distributions to shareholders	(1,563,507)	(940,946)	(731,920)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	4,208,420	51,930,570	13,974,868
Cost of shares redeemed	(13,313,159)	(9,722,218)	(2,288,194)
Net increase (decrease) from share transactions	(9,104,739)	42,208,352	11,686,674
Net increase (decrease) in net assets from beneficial interest transactions	(9,104,739)	42,208,352	11,686,674
Net increase (decrease) in net assets during the period	(9,674,704)	44,401,331	11,291,726
Net assets at beginning of period	55,693,057	11,291,726	—
NET ASSETS AT END OF PERIOD	$46,018,353	$55,693,057	$11,291,726
SHARES OF BENEFICIAL INTEREST:
Shares sold	130,000	1,650,000	460,000
Shares redeemed	(420,000)	(310,000)	(80,000)
Net increase (decrease) from share transactions	(290,000)	1,340,000	380,000

*	Commencement of operations.
(a)	Effective August 14, 2025, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street US Equity Premium Income ETF
	Six-Months Ended 6/30/26	Six-Months Period Ended 12/31/25(a)	For the Period 9/5/24*- 6/30/25
Net asset value, beginning of period	$32.38	$29.72	$30.00
Income (loss) from investment operations:
Net investment income (loss) (b)	0.11	0.18	0.22
Net realized and unrealized gain (loss) (c)	0.61	3.39	1.98
Total from investment operations	0.72	3.57	2.20
Distributions to shareholders from:
Net investment income	(0.92)	(0.91)	(0.86)
Return of capital	—	—	(1.62)
Total distributions	(0.92)	(0.91)	(2.48)
Net asset value, end of period	$32.18	$32.38	$29.72
Total return (d)	2.31%	12.20%	7.72%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$46,018	$55,693	$11,292
Ratios to average net assets:
Total expenses	0.25%(e)	0.25%(e)	0.28%(e)
Net investment income (loss)	0.69%(e)	0.76%(e)	0.90%(e)
Portfolio turnover rate (f)	18%(g)	18%(g)	43%(g)

*	Commencement of operations.
(a)	Effective August 14, 2025, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

SSGA ACTIVE TRUST
STATE STREET US EQUITY PREMIUM INCOME ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)

1. Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2026, the Trust consists of forty-two (42) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the State Street US Equity Premium Income ETF (the "Fund"), is classified as a non-diversified investment company under the 1940 Act.
Effective August 14, 2025, the Board of Trustees approved a change in the fiscal year end for the Fund from June 30 to December 31.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
• Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

SSGA ACTIVE TRUST
STATE STREET US EQUITY PREMIUM INCOME ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)

• Options are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2026, is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
Distributions
Distributions from net investment income are declared and paid monthly.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986 (the “Internal Revenue Code”), as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

SSGA ACTIVE TRUST
STATE STREET US EQUITY PREMIUM INCOME ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)

4. Derivative Financial Instruments
Options Contracts
The Fund may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.
The following tables summarize the value of the Fund derivative instruments as of June 30, 2026, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street US Equity Premium Income ETF
Written Options	$—	$—	$—	$86,260	$—	$86,260

Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street US Equity Premium Income ETF
Written Options	$—	$—	$—	$(2,171,175)	$—	$(2,171,175)

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street US Equity Premium Income ETF
Written Options	$—	$—	$—	$(14,078)	$—	$(14,078)
5. Fees and Transactions with Affiliates
Advisory Fee
The Trust on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM"). As a fee compensation for services rendered, facilities furnished, and expenses borne by the Adviser, the Fund pays the Adviser a fee (“Management/Advisory fee”) of 0.25% accrued daily and paid monthly, based on a percentage of the Fund’s average daily net assets.
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser pays all expenses of the Fund except for the advisory fee, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, fees and expenses associated with holdings of acquired funds for cash management purposes, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

SSGA ACTIVE TRUST
STATE STREET US EQUITY PREMIUM INCOME ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)

Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2026 are disclosed in the Schedule of Investments.
6. Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7. Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2026 were as follows:
	Purchases	Sales
State Street US Equity Premium Income ETF	$9,495,030	$12,808,135
For the period ended June 30, 2026, the Fund had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
State Street US Equity Premium Income ETF	$3,897,267	$13,324,193	$1,711,038
8. Shareholder Transactions
The Fund issues and redeems its shares, at NAV, by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of the Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9. Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2025, SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

SSGA ACTIVE TRUST
STATE STREET US EQUITY PREMIUM INCOME ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2026, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street US Equity Premium Income ETF	$42,827,747	$6,632,479	$3,339,455	$3,293,024
10. Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if they were more broadly diversified.
Market Risk
The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SSGA ACTIVE TRUST
STATE STREET US EQUITY PREMIUM INCOME ETF
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2026 (Unaudited)

Board Considerations Regarding Renewal of Investment Advisory Agreement
At a meeting held on May 20-21, 2026, the Board of Trustees of the Trust (the “Board”) evaluated a proposal to approve for an additional one year period the Investment Advisory Agreement between the SSGA Active Trust (the “Trust” or “SSAT”) and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the series of SSAT (a series of SSAT a “State Street ETF”) (the “Advisory Agreement” or “Agreement”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. The Board submitted additional questions and met with representatives of the Adviser and affiliated service providers both on April 16th and again on May 21st to discuss matters related to the Board’s evaluation of the Advisory Agreement and provide the Trustees an opportunity to ask additional questions. In deciding whether to approve the Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the State Street ETF under the Agreement, the proposed cost of those services in relation to the services provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the State Street ETF, and extent to which economies of scale would be shared as the State Street ETF grows.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreement and the Adviser’s responsibilities for managing investment operations of the State Street ETF in accordance with the State Street ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the State Street ETF as an exchange-traded fund and the experience and expertise of the Adviser in managing exchange-traded fund. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the State Street ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each State Street ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board also considered the unique nature of the investments of certain State Street ETFs and confirmed the adequacy of compliance, operational and valuation resources to be dedicated to such State Street ETFs. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Investment Management (formerly known as “State Street Global Advisors”), through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity and fixed income exchange-traded funds with index-based investment objectives, as well as actively managed exchange-traded funds. The Board also considered the Adviser’s role in overseeing third party sub-advisers and other third-party service providers that are engaged to fulfill roles critical to the operations of the State Street ETF, as applicable.
Investment Performance
The Board then reviewed the State Street ETF’s performance, noting that the analysis of investment performance, in absolute terms, was more complex for the actively managed funds. The Board focused on the extent to which each index-based State Street ETF achieved its objective as a passively managed index fund and reviewed information regarding such State Street ETF’s index tracking. To the extent such tracking was not consistent with management’s expectations, the Trustees sought additional information about steps being taken to address the positive or negative tracking differences. The Board compared the investment performance of the actively managed series of SSAT to the performance of a group of comparable funds (net of expenses) (Performance Group) obtained from Broadridge Financial Solutions, Inc. (Broadridge) and/or to the performance of an appropriate benchmark index (gross of expenses) provided by the Adviser. Among other information, the Board considered the following performance information over various periods ended December 31, 2025 in its evaluation of the series of SSAT:

SSGA ACTIVE TRUST
STATE STREET US EQUITY PREMIUM INCOME ETF
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2026 (Unaudited)

State Street® US Equity Premium Income ETF. The Board considered that the Fund commenced operations on September 4, 2024, thus performance information was provided for only a short operating history of the Fund. The Board considered that the Fund underperformed the median of its Performance Group for the 1-year period. In addition, the Board considered that the Fund underperformed its benchmark index for the 1-year period.
In those instances where the Board observed underperformance for an extended period of time, the Trustees discussed with management those factors that contributed to such underperformance and steps being taken in response to such factors, where appropriate. They noted that they further had an opportunity to discuss such underperformance with the sub-advisers to certain of the Funds or the Adviser’s Investment Solutions Group, as applicable, during meetings throughout the year.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the State Street ETF to the Adviser and its affiliates, including data on the State Street ETF’s historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss with representatives of the Adviser and State Street Investment Management, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated the State Street ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds with a similar strategy that are actively managed with respect to the remaining series of SSAT. The Board reviewed the universe of similar exchange-traded funds for the State Street ETF based upon data independently obtained from Broadridge and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between the State Street ETF’s fee and fees paid by similar funds, which may include characteristics of the Fund’s investment strategy that differ from such other similar funds. In their assessment of the reasonableness of the fee, the Trustees noted that the fees for many services to the Fund are paid from the unitary fee.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser maintains soft-dollar arrangements in connection with the brokerage transactions for one State Street ETF.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the State Street ETF’s assets grow in size. The Board noted that the advisory fee rate for the State Street ETF does not provide for breakpoints as assets of the State Street ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the State Street ETF by fixing relatively low advisory fees initially, effectively sharing the benefits of lower fees with the State Street ETF from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the State Street ETF grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreement for the State Street ETF. In approving the continuance of the Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Advisory Agreement are fair and reasonable and that the continuance of the Advisory Agreement is in the best interests of the State Street ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the State Street ETF were appropriate; (b) the performance and, more importantly for those State Street ETFs measured against an index, the index tracking, of the State Street ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for the State Street ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trusts’ relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the

SSGA ACTIVE TRUST
STATE STREET US EQUITY PREMIUM INCOME ETF
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2026 (Unaudited)

Adviser adequately shared the economies of scale with respect to the State Street ETF by way of the relatively low fee structure of the Trust. The Independent Trustees were advised by their independent counsel throughout the process.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Not applicable to the registrant.

(a)(3)	Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4)	Not applicable to the registrant.

(a)(5)	Not applicable.

(b)	A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101)	Inline Interactive Data File—the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Active Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	September 3, 2026

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	September 3, 2026